Summary of Significant Principal Accounting Policies (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($) ¥ / $	Dec. 31, 2015 CNY (¥) ¥ / $	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2012 CNY (¥)
Significant Accounting Policies [Line Items]
Cash and cash equivalents			¥ 154,156	$ 121,531	¥ 787,257	$ 31,861	¥ 206,391	¥ 270,077
Convenience translation rate | ¥ / $				6.4778	6.4778
Advertising expense	¥ 208,014	¥ 114,777	56,059
Income from government subisidies	¥ 8,686	¥ 1,780	¥ 988
Period over which Company will have the right to receive series of reimbursements after the closing of IPO	5 years
Reimbursements recorded as other income	¥ 1,411
Restricted cash				$ 7,432	¥ 48,144		37,900
Letters of Credit Outstanding, Amount					¥ 29,283		¥ 41,224
Percentage of the cash and cash equivalents denominated in specified currency				61.00%	61.00%	91.20%	91.20%
Minimum [Member]
Significant Accounting Policies [Line Items]
Term of letters of guarantee	6 months
Maximum [Member]
Significant Accounting Policies [Line Items]
Term of letters of guarantee	9 months
Bank Deposits, Letters of Guarantee [Member]
Significant Accounting Policies [Line Items]
Restricted cash					¥ 26,100		¥ 29,400
Bank Deposits, Notes Payable [Member]
Significant Accounting Policies [Line Items]
Restricted cash					22,044		8,500
Internally developed softwares [Member]
Significant Accounting Policies [Line Items]
Intangible asset, useful life	3 years
Trademarks [Member]
Significant Accounting Policies [Line Items]
Intangible asset, useful life	10 years
RMB [Member]
Significant Accounting Policies [Line Items]
Cash and cash equivalents					¥ 480,572		¥ 188,226